Fair Value Measurements (Detail) - The hierarchy for our financial liabilities measured at fair value on a recurring basis: (USD $)	Jan. 31, 2013
Derivative liability	$ 1,180,000
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 1,180,000